Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net profit/(loss) for the year	£ 232,928	£ (781,240)	£ (59,946)
Adjustments to cash flows from non-cash items
Depreciation and amortization	1,096	1,973	2,056
Depreciation on right of use assets	860	730	658
Net finance (income)/costs	(24,200)	32,306	(19,341)
Related party finance (income)/costs	(305,830)	687,723
Share based payment transactions	9,667	7,486	8,816
Income tax (credit)/expense	(30,341)	45	(22,661)
Non-cash gain (settled in treasury shares)		(803)
Cash from operations before working capital adjustments	(115,820)	(51,780)	(90,418)
Decrease/(increase) in trade and other receivables	5,473	(7,768)	3,793
Increase/(decrease) in trade and other payables	13,883	(2,583)	606
Income taxes received	13,700	15,838	11,319
Net cash flows used in operating activities	(82,764)	(46,293)	(74,700)
Cash flows from investing activities
Decrease in financial assets at amortized cost			59,669
Acquisitions of property, plant and equipment	(290)	(428)	(2,102)
Acquisition of intangible assets			(159)
Interest received	2,899	2,162	3,972
Net cash flows from investing activities	2,609	1,734	61,380
Cash flows from financing activities
Proceeds from share issuance	88,955		838
Proceeds from issues of warrants	17,963
Proceeds from issues of shares to related party	22,338	15,629
Proceeds from issues of warrants to related party	6,910	3,907
Proceeds from exercise of warrants	220
Transaction costs on issuance of equity instruments	(7,534)
Payments to lease creditors	(1,037)	(771)	(669)
Net cash flows generated from financing activities	127,815	18,765	169
Net increase/(decrease in cash at bank	47,660	(25,794)	(13,151)
Cash and cash equivalents as at January 1	22,556	48,680	62,927
Effect of foreign exchange rate changes	(1,134)	(330)	(1,096)
Cash and cash equivalents as at December 31	£ 69,082	£ 22,556	£ 48,680